SCHEDULE OF TOTAL OPERATING REVENUE (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Revenue	$ 204,842	$ 1,600,000
Concentration Risk, Percentage	11.60%	11.60%
Revenue Benchmark [Member] | Customer B [Member]
Product Information [Line Items]
Revenue	$ 179,237	$ 1,400,000
Concentration Risk, Percentage	10.20%	10.20%
Revenue Benchmark [Member] | Customer C [Member]
Product Information [Line Items]
Revenue				$ 2,175,000
Concentration Risk, Percentage				12.90%
Revenue Benchmark [Member] | Customer D [Member]
Product Information [Line Items]
Revenue				$ 2,950,000
Concentration Risk, Percentage				17.50%
Revenue Benchmark [Member] | Customer E [Member]
Product Information [Line Items]
Revenue	$ 499,302	$ 3,900,000	$ 1,600,000
Concentration Risk, Percentage	28.30%	28.30%	14.30%
Revenue Benchmark [Member] | Customer F [Member]
Product Information [Line Items]
Revenue			$ 1,500,000
Concentration Risk, Percentage			13.40%
Revenue Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Revenue	$ 883,381	$ 6,900,000	$ 3,100,000	$ 5,125,000
Concentration Risk, Percentage	50.10%	50.10%	27.70%	30.40%
Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Revenue	$ 107,862	$ 842,496
Concentration Risk, Percentage	36.60%	36.60%
Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Revenue	$ 104,974	$ 819,940
Concentration Risk, Percentage	35.60%	35.60%
Accounts Receivable [Member] | Customer C [Member]
Product Information [Line Items]
Revenue			$ 336,403	$ 1,385,893
Concentration Risk, Percentage			16.90%	26.80%
Accounts Receivable [Member] | Customer D [Member]
Product Information [Line Items]
Revenue				$ 800,000
Concentration Risk, Percentage				15.40%
Accounts Receivable [Member] | Customer E [Member]
Product Information [Line Items]
Revenue				$ 750,000
Concentration Risk, Percentage				14.50%
Accounts Receivable [Member] | Customer F [Member]
Product Information [Line Items]
Revenue			$ 600,000
Concentration Risk, Percentage			30.20%
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Revenue	$ 212,836	$ 1,662,436	$ 1,436,403	$ 2,935,893
Concentration Risk, Percentage	72.20%	72.20%	72.20%	56.70%
Accounts Receivable [Member] | Customer G [Member]
Product Information [Line Items]
Revenue			$ 500,000
Concentration Risk, Percentage			25.10%